Document and Entity Information	Mar. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2026
Entity File Number	001-33264
Entity Registrant Name	CARPARTS.COM, INC.
Entity Central Index Key	0001378950
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0623433
Entity Address, Address Line One	4910 Airport Plaza Drive, Suite 300
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90815
City Area Code	424
Local Phone Number	702-1455
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PRTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false